QUARTERLY REPORT
Syntax Stratified MidCap ETF
March 31, 2020

Syntax Stratified MidCap ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.5%
Aaron's, Inc.	146	$3,326
Acadia Healthcare Co., Inc.(a)	357	6,551
ACI Worldwide, Inc.(a)	419	10,119
Acuity Brands, Inc.	49	4,197
Adient PLC(a)	125	1,134
Adtalem Global Education, Inc.(a)	165	4,420
AECOM(a)	120	3,582
Affiliated Managers Group, Inc.	67	3,962
AGCO Corp.	84	3,969
Alleghany Corp.	14	7,733
Allegheny Technologies, Inc.(a)	192	1,632
ALLETE, Inc.	108	6,553
Allscripts Healthcare Solutions, Inc.(a)	1,594	11,222
AMC Networks, Inc., Class A(a)	306	7,439
Amedisys, Inc.(a)	70	12,848
American Campus Communities, Inc.	249	6,910
American Eagle Outfitters, Inc.	1,017	8,085
American Financial Group, Inc.	52	3,644
Antero Midstream Corp.	880	1,848
Apergy Corp.(a)	198	1,138
AptarGroup, Inc.	25	2,488
Arrow Electronics, Inc.(a)	25	1,297
Arrowhead Pharmaceuticals, Inc.(a)	258	7,423
ASGN, Inc.(a)	123	4,344
Ashland Global Holdings, Inc.	38	1,903
Associated Banc-Corp	70	895
AutoNation, Inc.(a)	258	7,239
Avanos Medical, Inc.(a)	59	1,589
Avis Budget Group, Inc.(a)	411	5,713
Avnet, Inc.	51	1,280
Axon Enterprise, Inc.(a)	89	6,299
BancorpSouth Bank	48	908
Bank of Hawaii Corp.	94	5,193
Bank OZK	50	835
Bed Bath & Beyond, Inc.	224	943
Belden, Inc.	79	2,850
Bio-Rad Laboratories, Inc., Class A(a)	32	11,218
Bio-Techne Corp.	43	8,154
BJ's Wholesale Club Holdings, Inc.(a)	364	9,271
Black Hills Corp.	67	4,290
Blackbaud, Inc.	73	4,055
Boston Beer Co., Inc., Class A(a)	35	12,865
Boyd Gaming Corp.	58	836
Brighthouse Financial, Inc.(a)	271	6,550
Brinker International, Inc.	244	2,930
Brink's Co.	56	2,915
Brixmor Property Group, Inc.	50	475
Brown & Brown, Inc.	294	10,649
Brunswick Corp.	144	5,093
Cable One, Inc.	11	18,084
Cabot Corp.	72	1,881
Security Description	Shares	Value
Cabot Microelectronics Corp.	84	$9,588
CACI International, Inc., Class A(a)	36	7,601
Caesars Entertainment Corp.(a)	130	879
Camden Property Trust	109	8,637
Cantel Medical Corp.	51	1,831
Carlisle Companies, Inc.	18	2,255
Carpenter Technology Corp.	80	1,560
Carter's, Inc.	144	9,465
Casey's General Stores, Inc.	56	7,419
Catalent, Inc.(a)	329	17,092
Cathay General Bancorp	41	941
CDK Global, Inc.	156	5,125
Ceridian HCM Holding, Inc.(a)	92	4,606
Charles River Laboratories International, Inc.(a)	63	7,951
Cheesecake Factory, Inc.	258	4,407
Chemed Corp.	19	8,231
Chemours Co.	202	1,792
Choice Hotels International, Inc.	17	1,041
Churchill Downs, Inc.	13	1,338
Ciena Corp.(a)	829	33,002
Cimarex Energy Co.	41	690
Cinemark Holdings, Inc.	333	3,393
Cirrus Logic, Inc.(a)	149	9,779
CIT Group, Inc.	24	414
Clean Harbors, Inc.(a)	62	3,183
CNO Financial Group, Inc.	608	7,533
CNX Resources Corp.(a)	577	3,070
Cognex Corp.	118	4,982
Coherent, Inc.(a)	73	7,768
Colfax Corp.(a)	163	3,227
Columbia Sportswear Co.	31	2,163
Commerce Bancshares, Inc.	58	2,920
Commercial Metals Co.	194	3,063
CommVault Systems, Inc.(a)	125	5,060
Compass Minerals International, Inc.	74	2,847
Core Laboratories N.V.	128	1,324
CoreCivic, Inc.	269	3,005
CoreLogic, Inc.	118	3,604
CoreSite Realty Corp.	26	3,013
Corporate Office Properties Trust	46	1,018
Cousins Properties, Inc.	32	937
Cracker Barrel Old Country Store, Inc.	67	5,576
Crane Co.	150	7,377
Cree, Inc.(a)	95	3,369
Cullen/Frost Bankers, Inc.	39	2,176
Curtiss-Wright Corp.	30	2,772
Cypress Semiconductor Corp.	489	11,403
CyrusOne, Inc.	281	17,352
Dana, Inc.	233	1,820
Darling Ingredients, Inc.(a)	48	920
Deckers Outdoor Corp.(a)	91	12,194

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Delphi Technologies PLC(a)	320	$2,576
Deluxe Corp.	102	2,645
Dick's Sporting Goods, Inc.	179	3,806
Dillard's, Inc., Class A	213	7,870
Diversified Healthcare Trust	1,211	4,396
Domino's Pizza, Inc.	29	9,398
Domtar Corp.	74	1,601
Donaldson Co., Inc.	101	3,902
Douglas Emmett, Inc.	30	915
Dunkin' Brands Group, Inc.	115	6,106
Dycom Industries, Inc.(a)	109	2,796
Eagle Materials, Inc.	63	3,680
East West Bancorp, Inc.	33	849
EastGroup Properties, Inc.	22	2,299
Eaton Vance Corp.	121	3,902
Edgewell Personal Care Co.(a)	653	15,724
Eldorado Resorts, Inc.(a)	31	446
EMCOR Group, Inc.	59	3,618
Encompass Health Corp.	163	10,437
Energizer Holdings, Inc.	411	12,433
EnerSys	70	3,466
EPR Properties	15	363
EQT Corp.	461	3,259
Equitrans Midstream Corp.	474	2,384
Essential Utilities, Inc.	114	4,640
Etsy, Inc.(a)	162	6,227
Evercore, Inc., Class A	114	5,251
Exelixis, Inc.(a)	963	16,583
FactSet Research Systems, Inc.	63	16,423
Fair Isaac Corp.(a)	43	13,231
Federated Hermes, Inc.	171	3,258
First American Financial Corp.	81	3,435
First Financial Bankshares, Inc.	44	1,181
First Horizon National Corp.	233	1,878
First Industrial Realty Trust, Inc.	70	2,326
First Solar, Inc.(a)	78	2,813
FirstCash, Inc.	48	3,444
Five Below, Inc.(a)	69	4,856
Flowers Foods, Inc.	600	12,312
Fluor Corp.	299	2,066
FNB Corp.	125	921
Foot Locker, Inc.	396	8,732
FTI Consulting, Inc.(a)	77	9,222
Fulton Financial Corp.	88	1,011
GATX Corp.	52	3,253
Generac Holdings, Inc.(a)	10	932
Gentex Corp.	155	3,435
Genworth Financial, Inc., Class A(a)	2,482	8,240
GEO Group, Inc.	293	3,563
Globus Medical, Inc., Class A(a)	261	11,100
Goodyear Tire & Rubber Co.	179	1,042
Graco, Inc.	112	5,458
Security Description	Shares	Value
Graham Holdings Co., Class B	9	$3,071
Grand Canyon Education, Inc.(a)	64	4,882
Greif, Inc., Class A	44	1,368
Grubhub, Inc.(a)	158	6,435
Haemonetics Corp.(a)	33	3,289
Hain Celestial Group, Inc.(a)	344	8,934
Hancock Whitney Corp.	89	1,737
Hanover Insurance Group, Inc.	42	3,804
Hawaiian Electric Industries, Inc.	189	8,136
Healthcare Realty Trust, Inc.	532	14,859
Healthcare Services Group, Inc.	212	5,069
HealthEquity, Inc.(a)	69	3,491
Helen of Troy Ltd.(a)	124	17,860
Herman Miller, Inc.	139	3,086
Highwoods Properties, Inc.	28	992
Hill-Rom Holdings, Inc.	35	3,521
HNI Corp.	163	4,106
Home BancShares, Inc.	81	971
Hubbell, Inc.	35	4,016
ICU Medical, Inc.(a)	11	2,219
IDACORP, Inc.	81	7,111
II-VI, Inc.(a)	135	3,847
Ingevity Corp.(a)	39	1,373
Ingredion, Inc.	98	7,399
Insperity, Inc.	59	2,201
Integra LifeSciences Holdings Corp.(a)	31	1,385
Interactive Brokers Group, Inc., Class A	244	10,533
InterDigital, Inc.	213	9,506
International Bancshares Corp.	36	968
ITT, Inc.	59	2,676
J2 Global, Inc.	183	13,698
Jabil, Inc.	429	10,545
Jack in the Box, Inc.	111	3,891
Janus Henderson Group PLC	230	3,524
JBG SMITH Properties	33	1,050
Jefferies Financial Group, Inc.	266	3,636
JetBlue Airways Corp.(a)	693	6,202
John Wiley & Sons, Inc., Class A	117	4,386
Jones Lang LaSalle, Inc.	67	6,766
KAR Auction Services, Inc.	599	7,188
KB Home	327	5,919
KBR, Inc.	172	3,557
Kemper Corp.	151	11,230
Kennametal, Inc.	229	4,264
Kilroy Realty Corp.	16	1,019
Kirby Corp.(a)	70	3,043
Knight-Swift Transportation Holdings, Inc.	138	4,526
Lamar Advertising Co., Class A	12	615
Lancaster Colony Corp.	83	12,005
Landstar System, Inc.	46	4,410
Lear Corp.	22	1,787
Legg Mason, Inc.	160	7,816

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
LendingTree, Inc.(a)	40	$7,336
Lennox International, Inc.	25	4,545
Life Storage, Inc.	110	10,400
Ligand Pharmaceuticals, Inc.(a)	162	11,781
Lincoln Electric Holdings, Inc.	91	6,279
Littelfuse, Inc.	27	3,602
LivaNova PLC(a)	200	9,050
LiveRamp Holdings, Inc.(a)	118	3,885
LogMeIn, Inc.	69	5,746
Louisiana-Pacific Corp.	134	2,302
Lumentum Holdings, Inc.(a)	461	33,976
Macerich Co.	40	225
Mack-Cali Realty Corp.	62	944
Manhattan Associates, Inc.(a)	74	3,687
ManpowerGroup, Inc.	89	4,716
Marriott Vacations Worldwide Corp.	23	1,278
Masimo Corp.(a)	73	12,930
MasTec, Inc.(a)	284	9,295
Matador Resources Co.(a)	554	1,374
Mattel, Inc.(a)	482	4,246
MAXIMUS, Inc.	67	3,899
MDU Resources Group, Inc.	198	4,257
Medical Properties Trust, Inc.	864	14,939
MEDNAX, Inc.(a)	418	4,866
Mercury General Corp.	235	9,569
Mercury Systems, Inc.(a)	61	4,352
Meredith Corp.	163	1,992
Minerals Technologies, Inc.	61	2,212
MKS Instruments, Inc.	105	8,552
Molina Healthcare, Inc.(a)	88	12,294
Monolithic Power Systems, Inc.	66	11,052
MSA Safety, Inc.	51	5,161
MSC Industrial Direct Co., Inc., Class A	29	1,594
Murphy Oil Corp.	343	2,103
Murphy USA, Inc.(a)	74	6,243
National Fuel Gas Co.	111	4,139
National Instruments Corp.	538	17,797
National Retail Properties, Inc.	20	644
Navient Corp.	810	6,140
NCR Corp.(a)	504	8,921
Nektar Therapeutics(a)	807	14,405
NetScout Systems, Inc.(a)	723	17,113
New Jersey Resources Corp.	118	4,008
New York Community Bancorp, Inc.	131	1,230
New York Times Co., Class A	175	5,374
NewMarket Corp.	6	2,297
Nordson Corp.	53	7,159
NorthWestern Corp.	123	7,359
NOW, Inc.(a)	191	986
Nu Skin Enterprises, Inc., Class A	529	11,559
NuVasive, Inc.(a)	201	10,183
nVent Electric PLC	209	3,526
Security Description	Shares	Value
OGE Energy Corp.	198	$6,085
O-I Glass, Inc.	172	1,223
Old Republic International Corp.	255	3,889
Olin Corp.	167	1,949
Ollie's Bargain Outlet Holdings, Inc.(a)	124	5,746
Omega Healthcare Investors, Inc.	209	5,547
ONE Gas, Inc.	57	4,766
Oshkosh Corp.	47	3,024
Owens Corning	44	1,708
PacWest Bancorp	41	735
Papa John's International, Inc.	142	7,579
Park Hotels & Resorts, Inc.	69	546
Patterson Companies, Inc.	92	1,407
Patterson-UTI Energy, Inc.	569	1,337
PBF Energy, Inc., Class A	287	2,032
Pebblebrook Hotel Trust	66	719
Penn National Gaming, Inc.(a)	69	873
Penumbra, Inc.(a)	12	1,936
Perspecta, Inc.	328	5,983
Pilgrim's Pride Corp.(a)	267	4,838
Pinnacle Financial Partners, Inc.	24	901
PNM Resources, Inc.	172	6,536
Polaris, Inc.	87	4,189
PolyOne Corp.	92	1,745
Pool Corp.	10	1,968
Post Holdings, Inc.(a)	81	6,721
PotlatchDeltic Corp.	90	2,825
PRA Health Sciences, Inc.(a)	90	7,474
Prestige Consumer Healthcare, Inc.(a)	442	16,213
Primerica, Inc.	84	7,432
Prosperity Bancshares, Inc.	22	1,061
PS Business Parks, Inc.	8	1,084
PTC, Inc.(a)	307	18,791
Rayonier, Inc.	120	2,826
Regal Beloit Corp.	52	3,273
Reinsurance Group of America, Inc.	69	5,806
Reliance Steel & Aluminum Co.	36	3,153
RenaissanceRe Holdings Ltd.	59	8,810
Repligen Corp.(a)	103	9,944
Resideo Technologies, Inc.(a)	543	2,628
RH(a)	24	2,411
RLI Corp.	62	5,452
Royal Gold, Inc.	37	3,245
RPM International, Inc.	38	2,261
Ryder System, Inc.	82	2,168
Sabra Health Care REIT, Inc.	417	4,554
Sabre Corp.	305	1,809
Sally Beauty Holdings, Inc.(a)	191	1,543
Sanderson Farms, Inc.	52	6,413
Science Applications International Corp.	102	7,612
Scientific Games Corp., Class A(a)	617	5,985
Scotts Miracle-Gro Co.	203	20,787

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	87	$4,032
Selective Insurance Group, Inc.	87	4,324
Semtech Corp.(a)	238	8,925
Sensient Technologies Corp.	54	2,350
Service Corp. International	75	2,933
Service Properties Trust	73	394
Signature Bank	11	884
Silgan Holdings, Inc.	63	1,828
Silicon Laboratories, Inc.(a)	101	8,626
Six Flags Entertainment Corp.	63	790
Skechers U.S.A., Inc., Class A(a)	354	8,404
SLM Corp.	1,285	9,239
SolarEdge Technologies, Inc.(a)	57	4,667
Sonoco Products Co.	47	2,178
Southwest Gas Holdings, Inc.	68	4,730
Spire, Inc.	64	4,767
Spirit Realty Capital, Inc.	20	523
Sprouts Farmers Market, Inc.(a)	525	9,760
Steel Dynamics, Inc.	124	2,795
Stericycle, Inc.(a)	80	3,886
Sterling Bancorp	74	773
Stifel Financial Corp.	186	7,678
Synaptics, Inc.(a)	179	10,359
Syneos Health, Inc.(a)	163	6,425
SYNNEX Corp.	17	1,243
Synovus Financial Corp.	40	702
Taubman Centers, Inc.	35	1,466
Taylor Morrison Home Corp.(a)	234	2,574
TCF Financial Corp.	34	770
Tech Data Corp.(a)	15	1,963
TEGNA, Inc.	707	7,678
Teledyne Technologies, Inc.(a)	37	10,999
Telephone & Data Systems, Inc.	714	11,967
Tempur Sealy International, Inc.(a)	75	3,278
Tenet Healthcare Corp.(a)	309	4,450
Teradata Corp.(a)	216	4,426
Teradyne, Inc.	172	9,317
Terex Corp.	144	2,068
Tetra Tech, Inc.	67	4,732
Texas Capital Bancshares, Inc.(a)	141	3,126
Texas Roadhouse, Inc.	182	7,517
Thor Industries, Inc.	125	5,272
Timken Co.	51	1,649
Toll Brothers, Inc.	288	5,544
Tootsie Roll Industries, Inc.	379	13,630
Toro Co.	79	5,142
Transocean Ltd.(a)	939	1,089
TreeHouse Foods, Inc.(a)	174	7,682
Trex Co., Inc.(a)	73	5,850
TRI Pointe Group, Inc.(a)	728	6,385
Trimble, Inc.(a)	159	5,061
Trinity Industries, Inc.	189	3,037
Security Description	Shares	Value
TripAdvisor, Inc.	235	$4,087
Trustmark Corp.	45	1,048
Tyler Technologies, Inc.(a)	20	5,931
UGI Corp.	117	3,120
UMB Financial Corp.	249	11,549
Umpqua Holdings Corp.	89	970
United Bankshares, Inc.	41	946
United States Steel Corp.	313	1,975
United Therapeutics Corp.(a)	191	18,112
Universal Display Corp.	22	2,899
Urban Edge Properties	55	485
Urban Outfitters, Inc.(a)	550	7,832
Valley National Bancorp	136	994
Valmont Industries, Inc.	19	2,014
Valvoline, Inc.	134	1,754
ViaSat, Inc.(a)	239	8,585
Vishay Intertechnology, Inc.	558	8,041
Visteon Corp.(a)	48	2,303
Washington Federal, Inc.	233	6,049
Watsco, Inc.	12	1,896
Webster Financial Corp.	164	3,756
Weingarten Realty Investors	34	491
Wendy's Co.	393	5,848
Werner Enterprises, Inc.	140	5,076
West Pharmaceutical Services, Inc.	13	1,979
WEX, Inc.(a)	24	2,509
Williams-Sonoma, Inc.	50	2,126
Wintrust Financial Corp.	56	1,840
Woodward, Inc.	34	2,021
World Fuel Services Corp.	202	5,086
World Wrestling Entertainment, Inc., Class A	273	9,263
Worthington Industries, Inc.	72	1,890
WPX Energy, Inc.(a)	393	1,199
WW International, Inc.(a)	90	1,522
Wyndham Destinations, Inc.	58	1,259
Wyndham Hotels & Resorts, Inc.	29	914
XPO Logistics, Inc.(a)	62	3,022
Yelp, Inc.(a)	205	3,696
TOTAL COMMON STOCK (Cost $2,540,943)		$2,056,154
MUTUAL FUNDS—0.3%
Invesco S&P 500 Equal Weight ETF	80	6,722
INVESTMENTS IN COMMON STOCK—99.8% (Cost $2,546,681)		2,062,876
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		4,919
NET ASSETS—100.0%		$2,067,795

(a)	Non-income producing security.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

ETF=Exchange Traded Fund
PLC=Public Limited Company
REIT=Real Estate Investment Trust
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock	$2,056,154	$—	$—	$2,056,154
Mutual Funds	6,722	—	—	6,722

Syntax Stratified MidCap ETF
Schedule of Investments (continued)
March 31, 2020 (Unaudited)

INDUSTRY BREAKDOWN
AS OF March 31, 2020*
INDUSTRY	PERCENTAGE OF NET ASSETS
Commercial Hardware	4.8%
Healthcare Providers and Facilities	4.4
Branded Pharmaceuticals	3.5
Business Software for Specific Uses	3.1
Processed Foods	3.0
Production Equipment	2.8
Business Software for Specific Industries	2.8
Investment Services	2.6
Transaction Services	2.6
Restaurants	2.6
Internet Services and Websites	2.5
Content Providers	2.5
Consumer Insurance	2.4
Analog and Mixed Signal Integrated Circuits	2.4
Information and Electrical Components	2.3
Commercial Insurance	2.3
Rental	2.3
Semiconductor Services and Equipment	2.2
Mechanical Components	2.1
Hospital Equipment	2.0
Electric Regulated	2.0
Medical Research Services and Equipment	1.9
Management and IT Services	1.9
Telecommunication Networks	1.9
Real Estate Banking	1.8
Midstream and Gas	1.8
Operators and Developers	1.8
Specialty Services	1.8
Distribution Services	1.7
Household Products	1.6
Home Office and Consumer Equipment Manufacture	1.5
Branded Apparel	1.5
Non Real Estate Banking	1.5
Medical Devices	1.5
Diversified Drugs and Devices	1.4
Auto Products	1.4
Personal Products	1.3
Upstream Energy	1.3
Transportation Services	1.3
Home Office and Consumer Equipment Retail	1.3
Apparel Retailers	1.2
Other Natural Resources	1.2
Chemicals	1.0
Digital Integrated Circuits	1.0
Downstream Energy	1.0
Metals	1.0
Primary Foods	0.9
Food Distributors	0.9
Diversified Household and Personal Products	0.9
INDUSTRY	PERCENTAGE OF NET ASSETS
Alcohol and Tobacco	0.6%
Healthcare Insurance	0.6
Transport Aerospace and Defense Equipment	0.5
Accessories and Footwear	0.4
Capital Markets	0.4
Electric Competitive	0.2
Consumer Services	0.1
Healthcare Products Distribution	0.1
Other Assets and ETFs in Excess of Liabilities	0.6
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified MidCap ETF
Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.